Schedule of other income (Details)	6 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2024 SGD ($)	Jun. 30, 2023 SGD ($)
Other Income
Management fees
Government grant	32,879	44,557	7,090
Miscellaneous Revenue	11,334	15,360	135,362
Exchange gain			6,990
Unrealized gain			38,932
Others	11,424	15,482	27,150
Other income	$ 55,637	$ 75,399	$ 215,524